BALANCE SHEET COMPONENTS - Schedule of Accrued Expenses (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Reclassification [Line Items]
Accrued legal, accounting and professional fees	$ 2,794,345	$ 2,448,594				$ 838,865
Accrued TCEI acquisition costs	32,193
Accrued transaction costs related to the reverse recapitalization	503,600	503,600				503,600
Accrued payroll and related benefits	361,473	232,966				754,904
Accrued lease-related payables	409,278	54,288
Accrued taxes payable	373,397	357,953				89,346
Accrued payroll and benefits	361,473	232,966				754,904
Accrued interest	55,381	560,501				87,265
Other	88,854	143,293				225,677
Total accrued expenses	$ 4,618,521	4,301,195	$ 4,198,182	$ 4,070,313	$ 3,002,645	2,499,657
Previously Reported [Member]
Reclassification [Line Items]
Accrued payroll and related benefits		357,953
Accrued taxes payable		232,966
Accrued payroll and benefits		357,953
Other		$ 197,581
Total accrued expenses			$ 4,443,179	$ 4,316,645	$ 3,248,847	$ 2,750,305